Accrued Expenses	12 Months Ended
Dec. 31, 2010
Accrued Expenses
Accrued Expenses

NOTE 10. ACCRUED EXPENSES

Accrued expenses are comprised of the following for each of the years ended December 31 (in thousands):

	2010	2009
Chargebacks	$87,820	$51,904
Returns and allowances	65,021	48,274
Rebates	203,225	124,443
Other sales deductions	15,320	6,060
Other	98,335	55,925

Total	$469,721	$286,606